Consolidated statements of changes in shareholders' equity $ in Thousands	USD ($)	Capital stock USD ($) shares	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)
Number of shares outstanding at beginning of period (shares) at Dec. 31, 2022 | shares		25,325,894
Equity at beginning of period at Dec. 31, 2022	$ 277,271	$ 428,475	$ 33,716	$ (105,305)	$ (79,615)
Shares acquired for equity incentive plan (shares) | shares		(154,131)
Shares acquired for equity incentive plan	(5,252)	$ (5,252)
Shares issued and released on equity incentive plans (shares) | shares		363,352
Shares issued and released on equity incentive plans	(3,197)	$ 15,649	(18,846)
Shares acquired and canceled under normal course issuer bid (shares) | shares		(126,353)
Shares acquired and canceled under normal course issuer bid	(4,157)	$ (4,157)
Foreign currency translation gain (loss)	4,677				4,677
Stock-based compensation	20,411		20,411
Dividends declared (shares) | shares		1,389
Dividends declared	(25,847)	$ 49		(25,896)
Net income	41,799			41,799
Number of shares outstanding at end of period (shares) at Dec. 31, 2023 | shares		25,410,151
Equity at end of period at Dec. 31, 2023	305,705	$ 434,764	35,281	(89,402)	(74,938)
Shares acquired for equity incentive plan (shares) | shares		(26,321)
Shares acquired for equity incentive plan	(963)	$ (963)
Shares issued and released on equity incentive plans (shares) | shares		479,211
Shares issued and released on equity incentive plans	1,720	$ 18,348	(16,628)
Shares acquired and canceled under normal course issuer bid (shares) | shares		(48,182)
Shares acquired and canceled under normal course issuer bid	(2,022)	$ (2,022)
Foreign currency translation gain (loss)	(20,553)				(20,553)
Stock-based compensation	17,614		17,614
Dividends declared	(27,147)			(27,147)
Net income	49,294			49,294
Number of shares outstanding at end of period (shares) at Dec. 31, 2024 | shares		25,814,859
Equity at end of period at Dec. 31, 2024	$ 323,648	$ 450,127	$ 36,267	$ (67,255)	$ (95,491)